August 2, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C.  20549

Re:    Managers Trust II
       Post-Effective Amendment No. 23 to
         Registration Statement on Form N-1A
       File Nos. 033-43089; 811-6431

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of
1933, as amended (the "1933 Act"), Managers Trust II
(the "Trust") hereby certifies that:

(1) the forms of prospectus and statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective
Amendment No. 23 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 23 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on July 31, 2002 with an effective date of August 1, 2002.

Sincerely,


MANAGERS TRUST II
By:


/s/ Donald S. Rumery
------------------------
Donald S. Rumery
Treasurer


cc:	Jackson B. R. Galloway
	Goodwin Procter LLP